Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SFr / shares
Entity [Table]
Ordinary cash dividends paid, ordinary shares per share | (per share)	$ 0.50	$ 0.37		SFr 0.73
Maximum percentage of dividends that may be paid from capital contribution reserves	50.00%
Own shares purchased and cancelled as part of 2018-2021 share repurchase program | shares	177,787,273
Minimum percentage of the total capital reduction amount exceeding the nominal value by which captal contribution reserves are reduced upon cancellation of the shares	50.00%
New consolidations / (deconsolidations) and other increases / (decreases)	$ (3)	$ 193	$ 103
UBS Brasil Servicos
Entity [Table]
Decrease in proportion of ownership in subsidiaries that do not result in loss of control			49.99%
Share premium
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)	4	182	$ (76)
Retained earnings
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)	3
Other comprehensive income recognized directly in equity, net of tax
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)	(3)		65
of which: foreign currency translation
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)			65
of which: financial assets at fair value through other comprehensive income
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)	(3)
Total equity attributable to shareholders
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)	4	182	(12)
Non-controlling interests
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)	(7)	12	115
Non-controlling interests | UBS Brasil Servicos
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)			115
UBS AG
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)	(3)	$ 193	103
UBS AG | UBS Brasil Servicos
Entity [Table]
Decrease in proportion of ownership in subsidiaries that do not result in loss of control		49.99%
UBS AG | Share premium
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)	4	$ 182	(76)
UBS AG | Retained earnings
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)	3
UBS AG | Other comprehensive income recognized directly in equity, net of tax
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)	(3)		65
UBS AG | of which: foreign currency translation
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)			65
UBS AG | of which: financial assets at fair value through other comprehensive income
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)	(3)
UBS AG | Total equity attributable to shareholders
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)	4	182	(12)
UBS AG | Non-controlling interests
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)	$ (7)	$ 12	115
UBS AG | Non-controlling interests | UBS Brasil Servicos
Entity [Table]
New consolidations / (deconsolidations) and other increases / (decreases)			$ 115